Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2021 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	52,331	￦	62,038	1,527,169	￦	1,810,459
EUR	59		80	—		—
JPY	—		—	87,837		905
Others	—		172	—		145

		￦	62,290		￦	1,811,509

Impact on income before income tax of a hypothetical change in exchange rates
As of December 31, 2021, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	2,830	(2,830)
EUR		8	(8)
JPY		(90)	90
Others		2	(2)

	￦	2,750	(2,750)

Maximum credit exposure
The maximum credit exposure as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Cash and cash equivalents	￦	872,550	1,369,423
Financial instruments		509,052	1,427,845
Investment securities		2,077	4,154
Accounts receivable — trade		1,921,617	2,214,353
Contract assets		118,278	148,281
Loans and other receivables		1,195,917	1,738,003
Derivative financial assets		217,594	164,695

	￦	4,837,085	7,066,754

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset

The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable — trade and derivative financial assets as of December 31, 2021 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	850,227	1,177	754,918	43,643	149,091
Loss allowance		—	—	(2,787)	(6,190)	(83,033)

Carrying amount	￦	850,227	1,177	752,131	37,453	66,058

Summary of changes in loss allowance for debt investments
Changes in the loss allowance for the debt investments for the year ended December 31, 2021 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2020	￦	3,751	7,995	88,819	100,565
Remeasurement of loss allowance, net(*)		316	2,885	2,800	6,001
Transfer to lifetime ECL — not credit impaired		(306)	306	—	—
Transfer to lifetime ECL — credit impaired		(980)	(2,555)	3,535	—
Amounts written off		—	—	(16,429)	(16,429)
Recovery of amounts written off		6	—	10,495	10,501
Business combination		—	—	358	358
Spin-off		—	(2,441)	(6,545)	(8,986)

December 31, 2021	￦	2,787	6,190	83,033	92,010

(*)	Includes amounts related to discontinued operations.

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2021 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	190,559	190,559	190,559	—	—
Borrowings(*)		407,185	420,503	59,864	360,639	—
Debentures(*)		8,426,683	9,479,976	1,603,760	4,987,959	2,888,257
Lease liabilities		1,534,282	1,653,416	359,356	989,603	304,457
Accounts payable — other and others(*)		5,524,692	5,636,104	3,917,356	1,534,636	184,112

	￦	16,083,401	17,380,558	6,130,895	7,872,837	3,376,826

(*)	Includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2021, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	182,661	188,759	27,248	135,409	26,102
Liabilities		(111)	(111)	(52)	(59)	—

	￦	182,550	188,648	27,196	135,350	26,102

Debt-equity ratio
Debt-equity ratio as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Total liabilities	￦	18,576,139	23,510,714
Total equity		12,335,138	24,396,243

Debt-equity ratios		150.60%	96.37%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2021 are as follows:

(In millions of won)	December 31, 2021
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	1,598,321	55,455	1,359,915	182,951	1,598,321
Derivative hedging instruments		182,661	—	182,661	—	182,661
FVOCI		1,511,605	1,344,434	—	167,171	1,511,605

	￦	3,292,587	1,399,889	1,542,576	350,122	3,292,587

Financial liabilities that are measured at fair value:
FVTPL	￦	321,025	—	—	321,025	321,025
Derivative hedging instruments		111	—	111	—	111

	￦	321,136	—	111	321,025	321,136

Financial liabilities that are not measured at fair value:
Borrowings	￦	407,185	—	392,237	—	392,237
Debentures		8,426,683	—	8,679,472	—	8,679,472
Long-term payables — other		2,009,833	—	2,010,852	—	2,010,852

	￦	10,843,701	—	11,082,561	—	11,082,561

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2020 are as follows:

(In millions of won)	December 31, 2020
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL(*)	￦	2,622,145	60,473	2,291,355	270,317	2,622,145
Derivative hedging instruments		65,136	—	65,136	—	65,136
FVOCI		1,455,441	885,452	—	569,989	1,455,441

	￦	4,142,722	945,925	2,356,491	840,306	4,142,722

Financial liabilities that are measured at fair value:
FVTPL	￦	333,099	—	—	333,099	333,099
Derivative hedging instruments		42,061	—	42,061	—	42,061

	￦	375,160	—	42,061	333,099	375,160

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,138,923	—	2,282,316	—	2,282,316
Debentures		8,579,743	—	9,085,324	—	9,085,324
Long-term payables — other		1,566,954	—	1,582,805	—	1,582,805

	￦	12,285,620	—	12,950,445	—	12,950,445

(*)	Some of the financial assets measured at amortized cost were reclassified to financial assets measured at FVTPL.

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2021 are as follows:

Interest rate
Derivative instruments	0.32% ~ 3.90%
Borrowings and debentures	1.64% ~ 2.33%
Long-term payables — other	1.62% ~ 2.39%

Fair value of assets

(In millions of won)
	Balance at January 1, 2021		Gain (loss) for the year(*1)	OCI	Acquisition	Disposal	Transfer	Spin-off	Balance at December 31, 2021
Financial assets
FVTPL	￦	270,317	21,973	7,318	128,517	(75,238)	(37,564)	(132,372)	182,951
FVOCI(*2)		569,989	—	38,520	11,019	(24,921)	(369,185)	(58,251)	167,171

	￦	840,306	21,973	45,838	139,536	(100,159)	(406,749)	(190,623)	350,122

Financial liabilities
FVTPL	￦	(333,099)	(8,036)	—	(217,736)	—	—	237,846	(321,025)

(*1)	Includes amounts related to discontinued operations.

(*2)
The transfer for the year ended December 31, 2021 includes
W
368,000 million transferred to FVOCI classified by Level 1 as part of the equity instruments held by
K-net
Culture and Contents Venture Fund were listed on Korea Exchange.

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amounts of financial instruments recognized of which offset agreements are applicable as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	197,828	(189,424)	8,404
Financial liabilities:
Accounts payable — other and others	￦	200,849	(189,424)	11,425

(In millions of won)	December 31, 2020
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivative instruments(*)	￦	8,015	—	8,015	(453)	7,562
Accounts receivable — trade and others		317,332	(203,403)	113,929	—	113,929

	￦	325,347	(203,403)	121,944	(453)	121,491

Financial liabilities:
Derivative instruments(*)	￦	453	—	453	(453)	—
Accounts payable — other and others		301,996	(203,403)	98,593	—	98,593

	￦	302,449	(203,403)	99,046	(453)	98,593

(*)	The balance represents the net amount under the standard terms and conditions of International Swaps and Derivatives Association.